UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C. 20549

                   FORM 13F

         FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 1999

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Eagle Capital Management, L.L.C.
Address: 499 Park Avenue
         New York, New York 10022

13F File Number:   28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Ravenel B. Curry, III
Title:        Managing Director
Phone:        212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York   May 4, 1999

Report Type (Check only one.):

[ X ]    13F HOLDINGS REPORT.

[    ]   13F NOTICE.

[    ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     52

Form 13F Information Table Value Total:     $284,234,000

                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
A T & T                        COM              001957109    11177   140037 SH
     SOLE                   140037
AMR Corporation                COM              001765106     3420    58400 SH
     SOLE                    58400
Airtouch                       COM              00949T100     1463    15140 SH
     SOLE                    15140
Alleghany                      COM              017175100     7245    39403 SH
     SOLE                    39403
Allstate                       COM              020002101      445    12020 SH
     SOLE                    12020
American Intl Group            COM              026874107     7337    60825 SH
     SOLE                    60825
Applied Materials              COM              038222105     2159    35000 SH
     SOLE                    35000
Artisan Components             COM              042923102      820   158100 SH
     SOLE                   158100
Baker Hughes                   COM              057224107    11867   488100 SH
     SOLE                   488100
Berkley W R Corp               COM              084423102     5773   235650 SH
     SOLE                   235650
Chicago Title Corporation      COM              168228104     5684   156251 SH
     SOLE                   156251
Citigroup                      COM              172967101    14343   224550 SH
     SOLE                   224550
Comcast Cl A Special           COM              200300200    15395   244610 SH
     SOLE                   244610
Continental Airlines Class B   COM              210795308     2774    73000 SH
     SOLE                    73000
Crescent Real Estate           COM              225756105     3067   142650 SH
     SOLE                   142650
Devon Energy                   COM              251799102     4319   156700 SH
     SOLE                   156700
Duke Energy                    COM              264399106     6594   120294 SH
     SOLE                   120294
EMC Corp                       COM              268648102    11127    87100 SH
     SOLE                    87100
Emerson Electric               COM              291011104      371     7000 SH
     SOLE                     7000
Equity Office Properties       COM              459241411     8069   318000 SH
     SOLE                   318000
Equity Residential Property    COM              29476L107     8361   202700 SH
     SOLE                   202700
Exxon                          COM              302290101      282     4000 SH
     SOLE                     4000
Family Dollar Stores           COM              307000109     4722   205300 SH
     SOLE                   205300
Federal National Mortgage      COM              313586109     3092    44650 SH
     SOLE                    44650
First Union Corp               COM              133419101     2660    49772 SH
     SOLE                    49772
Flanders Corp                  COM              338494990      359   140000 SH
     SOLE                   140000
Fund American                  COM              360768105      705     5300 SH
     SOLE                     5300
Gemstar International Group    COM              G3788V106    11634   154600 SH
     SOLE                   154600
GlobalStar                     COM              G3930H104     4820   347392 SH
     SOLE                   347392
Host Marriott                  COM              44107P104     4185   376219 SH
     SOLE                   376219
Hyperion Solutions Corp        COM              44914M104     4366   301124 SH
     SOLE                   301124
Liberty Media Class A / AT&T C COM              001957208    19716   374893 SH
     SOLE                   374893
Loral Space Communications     COM              G56462107     2659   184200 SH
     SOLE                   184200
Mapics, Inc.                   COM              564910107     3561   463200 SH
     SOLE                   463200
Monsanto                       COM              611662107     4525    98500 SH
     SOLE                    98500
Morgan Stanley, Dean Witter &  COM              617446448     7340    73445 SH
     SOLE                    73445
NTL Incorporated               COM              459216107    14030   172414 SH
     SOLE                   172414
Nabors Industries              COM              629568106     6848   376500 SH
     SOLE                   376500
Newfield Exploration           COM              651290108     9552   422200 SH
     SOLE                   422200
Noble Affiliates Inc.          COM              654894104     5997   206800 SH
     SOLE                   206800
Petroglyph Energy              COM              71649C101      411   231000 SH
     SOLE                   231000
Platinum Technology Internatio COM              72764T101     3622   142032 SH
     SOLE                   142032
Prosoft Training.com           COM              9307375         31    11800 SH
     SOLE                    11800
Rogue Wave Software, Inc.      COM              775369101     1299   162336 SH
     SOLE                   162336
Schlumberger                   COM              806857108     1842    30600 SH
     SOLE                    30600
Softworks                      COM              83404P102     4579   321300 SH
     SOLE                   321300
Southwest Airlines             COM              844741108      613    20250 SH
     SOLE                    20250
TransMontaigne Inc.            COM              893934109     2296   189400 SH
     SOLE                   189400
USA Networks, Inc.             COM              902984103     2564    71600 SH
     SOLE                    71600
United Health Care             COM              910581107    10341   196500 SH
     SOLE                   196500
Vastar Resources, Inc.         COM              922380100     9779   204800 SH
     SOLE                   204800
Waste Management Inc.          COM              94106L109     3994    90000 SH
     SOLE                    90000